Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required under the SEC pay versus performance rules adopted under the Dodd-Frank Act (“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our principal executive officer or PEO) and average “compensation actually paid” to our named executive officers (“NEOs”) and certain financial performance of the Company for the last five years, in each case, calculated in a manner consistent with PvP Rules. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

	PAY VERSUS PERFORMANCE
									Value of Initial Fixed $100 Investment Based On:
Year(1)(2) (a)	Summary Compensation Table Total for PEO # 1 (Farrell) (b)	Compensation Actually Paid to PEO #1 (Farrell)(3) (c)		Summary Compensation Table Total for PEO # 2 (Dierker) (b)	Compensation Actually Paid to PEO #2 (Dierker)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually paid to Non-PEO NEOs (3) (e)		Total Shareholder Return (f)	Peer Group Total Shareholder Return(4) (g)	Net Income ($ in millions)(5) (h)	Company- Selected Measure: Diluted EPS(6) (i)
2025	$3,294,606	$(3,622,540)		$9,799,678	$4,332,429	$2,972,123	$2,544,532		$102	$109	$737	$3.02
2024	$12,284,216	$19,847,048				$2,451,349	$3,236,061		$158	$146	$585	$3.47
2023	$11,220,766	$24,054,498				$2,459,855	$4,101,855		$141	$126	$756	$3.17
2022	$8,375,361	$(5,956,688)	(7)			$1,673,157	$(8,738)	(8)	$119	$126	$414	$1.72
2021	$8,889,526	$26,421,358				$1,743,820	$3,270,073		$149	$133	$828	$3.04

(1)
Mr. Farrell was the PEO for the entirety of FY 2024, 2023, 2022, 2021. Mr. Dierker succeeded Mr. Farrell as PEO on April 2, 2025 and each was PEO for a portion of FY 2025.
(2)
The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2025: Lee McChesney, Charles Raup, Patrick de Maynadier, Michael Read

2024: Richard Dierker, Patrick de Maynadier, Carlos Ruiz Rabago, Michael Read

2023: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares

2022: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares

2021: Richard Dierker, Patrick de Maynadier, Britta Bomhard, Barry Bruno

(3)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to Mr. Farrell and Mr. Dierker, who served as principal executive officers during the applicable years, and to our NEOs other than Mr. Farrell and Mr. Dierker, respectively. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the PvP Rules, the following adjustments were made to the “Total” amount of compensation reported on the Summary Compensation Table (“SCT”):

PEO SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (iii)	SCT Total	Deductions from SCT Total (iv)	Additions from SCT Total (v)		CAP
2025(i)	$314,697	$590,057	$374,696	$3,294,606	$(2,015,157)	$(4,901,989)		$(3,622,540)
2025(ii)	$986,580	$1,472,656	$256,368	$9,799,678	$(7,084,073)	$1,616,824		$4,332,429
2024	$1,231,633	$2,499,000	$493,583	$12,284,216	$(8,060,000)	$15,622,831		$19,847,048
2023	$1,183,975	$2,530,700	$273,791	$11,220,766	$(7,232,300)	$20,066,032		$24,054,498
2022	$1,156,275	$453,600	$174,764	$8,375,361	$(6,590,722)	$(7,741,328)	(7)	$(5,956,688)	(7)
2021	$1,117,400	$1,130,800	$281,718	$8,889,526	$(6,359,608)	$23,891,440		$26,421,358

Average Non-PEO NEOs(2) SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (iii)	SCT Total	Deductions from SCT Total (iv)	Additions from SCT Total (v)		CAP
2025	$503,912	$462,835	$80,212	$2,972,123	$(1,837,728)	$1,410,136		$2,544,532
2024	$448,076	$576,225	$117,243	$2,451,349	$(1,309,806)	$2,094,517		$3,236,061
2023	$548,225	$662,375	$180,299	$2,459,855	$(1,068,956)	$2,710,956		$4,101,855
2022	$533,613	$117,575	$84,254	$1,673,157	$(937,716)	$(744,180)	(8)	$(8,738)	(8)
2021	$513,474	$285,050	$107,146	$1,743,820	$(838,150)	$2,364,402		$3,270,073

(i)
PEO - Farrell; who was the PEO from Jan 1 - April 1, 2025.
(ii)
PEO - Dierker; who was the PEO from Apr 2 - Dec 31, 2025.
(iii)
Reflects “all other compensation” reported in the SCT for each year shown.
(iv)
Represents the grant date fair value of equity-based awards granted each year. We do not have a pension program for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(v)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below:

PEO Equity Component of CAP for Each Fiscal Year (FY)
Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31(VI) (a)		Change in Value of Prior Years’ Awards That Vested in FY(VI) (b)	Change in Value of Prior Years’ Awards Unvested at 12/31(VI) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2025(i)	Options/RSUs/PSUs	$911,043		$(2,619,221)	$(3,193,811)		$(4,901,989)
2025(ii)	Options/RSUs/PSUs	$3,202,439		$(708,980)	$(876,634)		$1,616,824
2024	Options/RSUs/PSUs	$8,782,262		$3,246,832	$3,593,737		$15,622,831
2023	Options/RSUs/PSUs	$9,453,817		$5,228,516	$5,383,700		$20,066,032
2022	Options	$6,325,489	(6)	$(4,379,219)	$(9,687,598)	(7)	$(7,741,328)	(7)
2021	Options	$10,985,931		$(1,173,880)	$14,079,390		$23,891,440

Average Non-PEO NEOs(2) Equity Component of CAP for each Fiscal Year (FY)
Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31(VI) (a)		Change in Value of Prior Years’ Awards That Vested in FY(VI) (b)	Change in Value of Prior Years’ Awards Unvested at 12/31(VI) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2025	Options/RSUs/PSUs	$1,685,048		$(124,812)	$(150,099)		$1,410,136
2024	Options/RSUs/PSUs	$1,365,146		$314,071	$415,300		$2,094,517
2023	Options/RSUs/PSUs	$1,397,538		$578,670	$734,748		$2,710,956
2022	Options	$899,979	(7)	$(494,713)	$(1,149,445)	(8)	$(744,180)	(8)
2021	Options	$1,213,885		$(145,752)	$1,296,270		$2,364,402

(vi)
Stock option fair values, reported for CAP purposes, are estimated using a Black-Scholes option pricing model. The methodology used for determining the model inputs is consistent with the valuation performed on the grant date. This model requires several assumptions: (i.e., volatility, term, dividend yield, and risk-free interest rate) as of the measurement date.

Restricted stock unit fair values are calculated using the stock price as of the measurement date.

Performance stock unit fair values, reported for CAP purposes, are estimated using a Monte Carlo pricing model. The methodology used for determining the model inputs is consistent with the valuation performed on the grant date. This model requires several assumptions: (i.e., volatility, financial metric multiplier, realized performance, and risk-free interest rate) as of the measurement date.

(4)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the S&P 500 Households Products Index, which is the industry index reported in Part II, Item 5, of our Annual
Report on Form 10-K for the year ended December 31, 2025, in accordance with Item 201(e) of Regulation S-K. For the Company and our peer group, the TSR for each year reflects what the cumulative value would be based upon an initial $100 investment, including reinvestment of dividends, made at the beginning of the applicable performance period (December 30, 2020).
(5)
Net Income is as reported in our Form 10-K.
(6)
Adjusted Diluted EPS, is as adjusted for purposes of calculating Adjusted Diluted EPS under the “Annual Incentive Plan” and includes the following:

2025: The loss on sale of our Vitamin, Mineral and Supplement business ($0.19), operational results and transaction costs of the acquisition of Touchland ("Touchland Acquisition") ($0.11), operational results and one-time costs to exit the Flawless, Spinbrush and Waterpik Showerheads businesses ($0.12), impact of unmitigated tariff costs ($0.09), ERP implementation costs ($0.02), cost of restricted stock issued for the Hero acquisition ($0.02), the positive impact of unplanned share repurchases (-$0.01) and the impact of changes in foreign currency exchange rates ($0.01)

2024: The impairment of intangible and other assets related to our Vitamin, Mineral and Supplement business ($1.10), the cost of restricted stock issued for the Hero acquisition ($0.08), and WaterPik tariff refunds (-$0.11), and for costs related to the Graphico acquisition ($0.03)

2023: The cost of restricted stock issued for the Hero acquisition ($0.12)

2022: The cost of restricted stock issued for the Hero acquisition ($0.03) and impact of the discontinuation of business in Russia due to the Russia/Ukraine war ($0.01)

2021: The favorable adjustment to Flawless earnout ($0.30) and the operational and transactional cost of the TheraBreath acquisition ($0.02)

(7)
2022: Compensation Actually Paid to PEO was modified to reflect an inadvertent inaccuracy in the December 31, 2022 valuation of outstanding stock options, which resulted in an understatement of $1,705,417
(8)
2022: Compensation Actually Paid to Non-PEO NEOs was modified to reflect an inadvertent inaccuracy in the December 31, 2022 valuation of outstanding stock options, which resulted in an understatement of $240,367

Company Selected Measure Name			Adjusted Diluted EPS
Named Executive Officers, Footnote
(2)
The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2025: Lee McChesney, Charles Raup, Patrick de Maynadier, Michael Read

2024: Richard Dierker, Patrick de Maynadier, Carlos Ruiz Rabago, Michael Read

2023: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares

2022: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares

2021: Richard Dierker, Patrick de Maynadier, Britta Bomhard, Barry Bruno

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to Mr. Farrell and Mr. Dierker, who served as principal executive officers during the applicable years, and to our NEOs other than Mr. Farrell and Mr. Dierker, respectively. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the PvP Rules, the following adjustments were made to the “Total” amount of compensation reported on the Summary Compensation Table (“SCT”):

PEO SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (iii)	SCT Total	Deductions from SCT Total (iv)	Additions from SCT Total (v)		CAP
2025(i)	$314,697	$590,057	$374,696	$3,294,606	$(2,015,157)	$(4,901,989)		$(3,622,540)
2025(ii)	$986,580	$1,472,656	$256,368	$9,799,678	$(7,084,073)	$1,616,824		$4,332,429
2024	$1,231,633	$2,499,000	$493,583	$12,284,216	$(8,060,000)	$15,622,831		$19,847,048
2023	$1,183,975	$2,530,700	$273,791	$11,220,766	$(7,232,300)	$20,066,032		$24,054,498
2022	$1,156,275	$453,600	$174,764	$8,375,361	$(6,590,722)	$(7,741,328)	(7)	$(5,956,688)	(7)
2021	$1,117,400	$1,130,800	$281,718	$8,889,526	$(6,359,608)	$23,891,440		$26,421,358

(v)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below:

PEO Equity Component of CAP for Each Fiscal Year (FY)
Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31(VI) (a)		Change in Value of Prior Years’ Awards That Vested in FY(VI) (b)	Change in Value of Prior Years’ Awards Unvested at 12/31(VI) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2025(i)	Options/RSUs/PSUs	$911,043		$(2,619,221)	$(3,193,811)		$(4,901,989)
2025(ii)	Options/RSUs/PSUs	$3,202,439		$(708,980)	$(876,634)		$1,616,824
2024	Options/RSUs/PSUs	$8,782,262		$3,246,832	$3,593,737		$15,622,831
2023	Options/RSUs/PSUs	$9,453,817		$5,228,516	$5,383,700		$20,066,032
2022	Options	$6,325,489	(6)	$(4,379,219)	$(9,687,598)	(7)	$(7,741,328)	(7)
2021	Options	$10,985,931		$(1,173,880)	$14,079,390		$23,891,440

Non-PEO NEO Average Total Compensation Amount			$ 2,972,123	$ 2,451,349	$ 2,459,855	$ 1,673,157	$ 1,743,820
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,544,532	3,236,061	4,101,855	(8,738)	3,270,073
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to Mr. Farrell and Mr. Dierker, who served as principal executive officers during the applicable years, and to our NEOs other than Mr. Farrell and Mr. Dierker, respectively. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the PvP Rules, the following adjustments were made to the “Total” amount of compensation reported on the Summary Compensation Table (“SCT”):

Average Non-PEO NEOs(2) SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (iii)	SCT Total	Deductions from SCT Total (iv)	Additions from SCT Total (v)		CAP
2025	$503,912	$462,835	$80,212	$2,972,123	$(1,837,728)	$1,410,136		$2,544,532
2024	$448,076	$576,225	$117,243	$2,451,349	$(1,309,806)	$2,094,517		$3,236,061
2023	$548,225	$662,375	$180,299	$2,459,855	$(1,068,956)	$2,710,956		$4,101,855
2022	$533,613	$117,575	$84,254	$1,673,157	$(937,716)	$(744,180)	(8)	$(8,738)	(8)
2021	$513,474	$285,050	$107,146	$1,743,820	$(838,150)	$2,364,402		$3,270,073
(v)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below:

Average Non-PEO NEOs(2) Equity Component of CAP for each Fiscal Year (FY)
Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31(VI) (a)		Change in Value of Prior Years’ Awards That Vested in FY(VI) (b)	Change in Value of Prior Years’ Awards Unvested at 12/31(VI) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2025	Options/RSUs/PSUs	$1,685,048		$(124,812)	$(150,099)		$1,410,136
2024	Options/RSUs/PSUs	$1,365,146		$314,071	$415,300		$2,094,517
2023	Options/RSUs/PSUs	$1,397,538		$578,670	$734,748		$2,710,956
2022	Options	$899,979	(7)	$(494,713)	$(1,149,445)	(8)	$(744,180)	(8)
2021	Options	$1,213,885		$(145,752)	$1,296,270		$2,364,402

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Required Tabular Disclosure of Most Important Measures to Determine FY2025 CAP

As described in greater detail in our Compensation Discussion and Analysis (“CD&A”) within the sections titled “2025 Key Business Highlights and Strong Pay for Performance Alignment” and “Annual Incentive Plan”, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The four items listed below represent the most important metrics we used to determine CAP for FY2025.

Most Important Performance Measures
> Net Sales > Gross Margin > Adjusted Diluted EPS > Cash from Operations

			We believe in the importance of our stock price by delivering significant value to our stockholders and linking executive pay to our performance. Beyond the Company stock price, we believe that Adjusted Diluted EPS (which is a metric used for purposes of our Annual Incentive Plan – see additional details regarding adjustments in the section titled “Compensation Discussion and Analysis – Annual Incentive Plan”) represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) linking NEO CAP to Company performance because it is indicative of our profitability and impacts our stock price, and accordingly, Adjusted Diluted EPS is the “Company-Selected Measure” that is required to be disclosed in accordance with the PvP Rules.
Total Shareholder Return Amount			$ 102	158	141	119	149
Peer Group Total Shareholder Return Amount			109	146	126	126	133
Net Income (Loss)			$ 737,000,000	$ 585,000,000	$ 756,000,000	$ 414,000,000	$ 828,000,000
Company Selected Measure Amount			3.02	3.47	3.17	1.72	3.04
Cost of restricted stock issued EPS | $ / shares			$ (0.02)	$ (0.08)	$ (0.12)	$ (0.03)
Favorable Adjustment to Flawless Earnout EPS | $ / shares							$ (0.3)
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name			Cash from Operations
Mr. Farrell
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,294,606		$ 3,294,606	$ 12,284,216	$ 11,220,766	$ 8,375,361	$ 8,889,526
PEO Actually Paid Compensation Amount	$ (3,622,540)		(3,622,540)	$ 19,847,048	$ 24,054,498	$ (5,956,688)	$ 26,421,358
PEO Name	Mr. Farrell			Mr. Farrell	Mr. Farrell	Mr. Farrell	Mr. Farrell
Salary	$ 314,697			$ 1,231,633	$ 1,183,975	$ 1,156,275	$ 1,117,400
Bonus and Non-Equity Incentive Compensation	590,057			2,499,000	2,530,700	453,600	1,130,800
All Other Compensation	374,696			493,583	273,791	174,764	281,718
Mr. Dierker
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,799,678	9,799,678
PEO Actually Paid Compensation Amount		$ 4,332,429	4,332,429
PEO Name		Mr. Dierker
Salary		$ 986,580
Bonus and Non-Equity Incentive Compensation		1,472,656
All Other Compensation		256,368
PEO
Pay vs Performance Disclosure
Outstanding stock options						1,705,417
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,901,989)	1,616,824		15,622,831	20,066,032	(7,741,328)	23,891,440
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	911,043	3,202,439		8,782,262	9,453,817	6,325,489	10,985,931
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,619,221)	(708,980)		3,246,832	5,228,516	(4,379,219)	(1,173,880)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,193,811)	(876,634)		3,593,737	5,383,700	(9,687,598)	14,079,390
PEO | Mr. Farrell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,015,157)			(8,060,000)	(7,232,300)	(6,590,722)	(6,359,608)
PEO | Mr. Farrell | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,901,989)			15,622,831	20,066,032	(7,741,328)	23,891,440
PEO | Mr. Dierker | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,084,073)
PEO | Mr. Dierker | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,616,824
Non-PEO NEO
Pay vs Performance Disclosure
Salary			503,912	448,076	548,225	533,613	513,474
Bonus and Non-Equity Incentive Compensation			462,835	576,225	662,375	117,575	285,050
All Other Compensation			80,212	117,243	180,299	84,254	107,146
Outstanding stock options						240,367
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,837,728)	(1,309,806)	(1,068,956)	(937,716)	(838,150)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,410,136	2,094,517	2,710,956	(744,180)	2,364,402
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,685,048	1,365,146	1,397,538	899,979	1,213,885
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(124,812)	314,071	578,670	(494,713)	(145,752)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (150,099)	$ 415,300	$ 734,748	$ (1,149,445)	$ 1,296,270